CONSOLIDATED STATEMENTS OF CASH FLOWS - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss before income tax	$ (10,543,658)	$ (16,582,877)	$ (17,350,280)
Adjustments to reconcile loss before income tax to net cash used in operating activities:
Depreciation and amortization	(2,078,762)	(3,174,784)	(2,029,373)
Write off of plant and equipment	110		171,371
Equity settled share based payment transaction			491,750
Impairment loss of trade receivables	58,932	11,052	124,528
Provision for inventories obsolescence	(17,671)	799,871	100,000
Loss / (gain) on disposal of subsidiaries	(28,990)		608,995
Gain on disposal on plant and equipment		(212,195)
Provision for impairment loss on intangible assets	(3,459,340)
Development projects written off	(930,356)
Provision for impairment loss of goodwill		4,486,301	9,953,311
Net cash (outflows) / inflows from changes in working capital	(2,186,276)	1,783,050	(1,596,164)
Net cash used in operating activities	(6,191,115)	(6,540,014)	(6,685,106)
Cash flows from investing activities
Capital injection from minority shareholders	1,920,153
Payments for acquisition of plant and equipment	(7,236,260)	(1,223,028)	(838,238)
Payments for intangible assets		(7,283)	(587,864)
Payments for development projects	(125,520)	(598,306)	(1,884,172)
Disposal of subsidiaries, net of cash disposed of	855,506		(9,494)
Net cash used in investing activities	(4,586,121)	(1,828,617)	(3,319,768)
Cash flows from financing activities
Advances from of amounts due to related companies	840,509	3,954,640	1,806,044
Advance from other liabilities	211,567	2,610,091
Advance from / (repayment) to holding company		501,343	(4,782,610)
Fair value change in derivative financial instruments	(2,312,197)	(127,551)	(709,543)
Interest income from ultimate holding company		(115,678)
Interest received from ultimate holding company		18,714
Interest accrued for lease liabilities	32,526	109,675
Finance costs for convertible bonds	1,693,890	1,316,702	930,276
Interest paid for convertible bonds	(185,469)	(209,392)	(394,060)
Proceeds from bank borrowings		930,334	809,280
Repayment of bank borrowings		(840,285)	(904,850)
Repayment for convertible bonds	(4,668,195)
Payment of lease liabilities	(320,851)	(573,010)	(10,180)
Proceeds from issuance of convertible promissory notes	4,913,100
Proceeds from issuance of convertible bonds by a subsidiary			3,769,470
Net Proceeds from issuance of ordinary shares	13,187,968		7,951,428
Net cash provided by financing activities	13,392,848	7,575,583	8,638,582
Net increase / (decrease) in cash and cash equivalents	2,615,612	(793,048)	(1,539,619)
Effect of exchange rate changes on cash and cash equivalents	(254,770)	619,705	89,252
Cash and cash equivalents at the beginning of financial year	(166,758)	619,705	2,070,072
Cash and cash equivalents at the end of financial year	2,194,084	(166,758)	619,705
Cash and bank balances	2,194,084	735,724	1,514,215
Bank overdraft		$ (902,482)	$ (894,510)